Stockholder's Equity (Deficit)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Stockholder's Equity (Deficit)
9.	STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock — As discussed in Note 1, during 2014 the Company issued 19,297,952 shares of common stock in connection with its IPO, the conversion of preferred stock and convertible notes into common stock, and the partial exercise of the underwriters’ overallotment option in the IPO.

Reserved Shares of Common Stock — The Company has reserved the following number of shares of common stock at December 31, 2014 and 2013:

	As of December 31,
	2014	2013
Redeemable convertible preferred stock	—	6,954,691
Warrants to purchase common stock	128,663	—
Common stock options	3,561,104	1,201,770
Total	3,689,767	8,156,461